Major Customers	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Major Customers
3 7	MAJOR CUSTOMERS
The Group’s major customers are as follows:

	2021		2020		2019
	Revenue	Percentage of t otal revenue	Revenue	Percentage of t otal revenue	Revenue	Percentage of t otal revenue
	RMB	%	RMB	%	RMB	%
China Petrochemical Corporation and its fellow subsidiaries	136,500	5	98,636	5	105,855	4
CNPC and its fellow subsidiaries	69,058	3	63,623	3	99,279	4

	205,558	8	162,259	8	205,134	8